000 B000000 05/31/2001
000 C000000 0000052407
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 6.1
000 J000000 U
001 A000000 AXP SELECTIVE FUND, INC.
001 B000000 811-499
001 C000000 6126713800
002 A000000 200 AXP FINANCIAL CENTER
002 B000000 MINNEAPOLIS
002 C000000 MN
002 D010000 55474
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
012 A000001 AMERICAN EXPRESS CLIENT SERVICE CORPORATION
012 B000001 84-5685
012 C010001 MINNEAPOLIS
012 C020001 MN
012 C030001 55474
018  000000 N
019 A000000 Y
019 B000000   65
019 C000000 AMEXPFUNDS
020 C000001      0
020 C000002      0
020 C000003      0
020 C000004      0
020 C000005      0
020 C000006      0
020 C000007      0
020 C000008      0
020 C000009      0
020 C000010      0
021  000000        0
028 A010000     38130
028 A020000      7200
028 A030000         0
028 A040000     26465
028 B010000     46197
028 B020000      5995
028 B030000         0
028 B040000     31707
028 C010000     41571
028 C020000      4759
028 C030000         0
028 C040000     22105
028 D010000     72927
028 D020000      4249
028 D030000         0
028 D040000     29193
028 E010000     55337
028 E020000      5599
028 E030000         0
028 E040000     31433
028 F010000     33493
028 F020000      5069
028 F030000         0
028 F040000     35030
028 G010000    287655
028 G020000     32871
028 G030000         0
028 G040000    175933
028 H000000     74276
029  000000 Y
030 A000000   1592
030 B000000  4.75
030 C000000  0.00
031 A000000    739
031 B000000      0
032  000000      0
033  000000    853
034  000000 Y
035  000000    157
036 A000000 N
036 B000000      0
042 A000000   0
042 B000000   0
042 C000000   0
042 D000000   0
042 E000000   0
042 F000000   0
042 G000000   0
042 H000000 100
043  000000   4566
044  000000      0
062 A000000 N
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000   0.0
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000   0.0
062 M000000   0.0
062 N000000   0.0
062 O000000   0.0
062 P000000   0.0
062 Q000000   0.0
062 R000000   0.0
071 A000000         0
071 B000000         0
071 C000000         0
071 D000000    0
072 A000000 12
072 B000000    87411
072 C000000      807
072 D000000        0
072 E000000        0
072 F000000        0
072 G000000      671
072 H000000        0
072 I000000     1780
072 J000000        0
072 K000000      170
072 L000000        0
072 M000000        9
072 N000000       96
072 O000000        0
072 P000000        0
072 Q000000        0
072 R000000       11
072 S000000        0
072 T000000     4566
072 U000000        0
072 V000000        0
072 W000000      196
072 X000000     7499
072 Y000000      101
072 Z000000    80820
072AA000000        0
072BB000000     5722
072CC010000    69509
072CC020000        0
072DD010000    57805
072DD020000    22750
072EE000000        0
073 A010000   0.0000
073 A020000   0.0000
073 B000000   0.0000
073 C000000   0.0000
074 A000000        0
074 B000000        0
074 C000000        0
074 D000000        0
074 E000000        0
074 F000000        0
074 G000000        0
074 H000000        0
074 I000000        0
074 J000000        0
074 K000000        0
074 L000000        0
074 M000000  1491694
074 N000000  1491694
074 O000000        0
074 P000000       22
074 Q000000        0
074 R010000        0
074 R020000        0
074 R030000        0
074 R040000     1661
074 S000000        0
074 T000000  1490011
074 U010000   114942
074 U020000    55602
074 V010000     0.00
074 V020000     0.00
074 W000000   0.0000
074 X000000   102447
074 Y000000        0
075 A000000        0
075 B000000  1371845
076  000000     0.00
077 A000000 Y
077 B000000 Y
077 C000000 N
077 D000000 N
077 E000000 N
077 F000000 N
077 G000000 N
077 H000000 N
077 I000000 N
077 J000000 N
077 K000000 N
077 L000000 N
077 M000000 N
077 N000000 N
077 O000000 N
077 P000000 N
077 Q010000 N
077 Q020000 N
077 Q030000 N

078  000000 N
080 A000000 N/A
080 C000000        0
081 A000000 N
081 B000000   0
082 A000000 N
082 B000000        0
083 A000000 N
083 B000000        0
084 A000000 N
084 B000000        0
085 A000000 N
085 B000000 N
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
SIGNATURE   LESLIE L. OGG
TITLE       VICE PRESIDENT

         Independent Auditors'Report on Internal Accounting Control


The Board of Directors and Shareholders
  AXP Selective Fund, Inc.:


In planning and performing our audit of the financial statements of AXP Selective Fund, Inc. for the year ended May 31,2001, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control.

The management of AXP Selective Fund, Inc. is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles.Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.

Because of inherent limitations in internal control, errors or irregularities may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.
Our consideration of the internal control would not necessarily disclose all matters in the internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above.

This report is intended solely for the information and use of management, the Board of Directors of AXP Selective Fund, Inc., and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


KPMG LLP

Minneapolis, Minnesota
July 6, 2001